Shareholder Report	10 Months Ended	12 Months Ended
	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
C000264340 [Member]
Shareholder Report [Line Items]
Fund Name		BufferLABS US Equity Dynamic Buffer ETF
Class Name		BufferLABS US Equity Dynamic Buffer ETF
Trading Symbol		BFLB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the BufferLABS US Equity Dynamic Buffer ETF (the “Fund”) for the period of October 7, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://bflbetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bflbetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://bflbetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$67	0.79%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

U.S. large-cap equities rose over the Period, but the path was uneven—markets advanced modestly in late 2025, fell in March 2026 amid geopolitical tensions and an energy-price shock, then rebounded in April. The Federal Reserve held interest rates steady as inflation remained above target.

The Fund returned 9.43% for the Period, compared with 12.59% for the S&P 500, an unhedged large-cap benchmark. The Fund participated in the advance in large-cap U.S. equities, while the collar reduced participation in the sharpest rallies and in the March decline. Relative to the S&P 500, the Fund’s structure traded some upside for a more limited downside profile, which is consistent with the Fund’s strategy.
What helped results:

•After the April rebound, we reset the Fund's options position to lock in gains from the prior structure and restore upside room instead of remaining bound by the earlier cap.

•Broad strength in U.S. large-cap stocks, led by technology and other growth-oriented sectors, was the main source of absolute gains, including a large share of the April rebound.

What held results back:

•Short calls limited participation on the strongest up days.

•The put spread has a cost. Periods of elevated implied volatility around the March shock and later rate-and-inflation uncertainty made protection more expensive and reduced net participation.

•The March decline still produced a loss before the buffer fully offset further downside; the strategy is designed to mute a band of loss, not to eliminate it.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (10/7/2025)
BufferLABS US Equity Dynamic Buffer ETF - NAV	9.43%
S&P 500 Index	12.59%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://bflbetf.com/ for more recent performance information.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 72,223,160	$ 72,223,160
Holdings Count | holding	5	5
Advisory Fees Paid, Amount		$ 414,265
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$72,223,160	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	5	Fund Advisory Fees Paid	$414,265
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP LONG HOLDINGS (as a % of Net Assets)
State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $7.15	98.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $708.02	1.1%

C000244815 [Member]
Shareholder Report [Line Items]
Performance Inception Date	Oct. 07, 2025